BUSINESS COMBINATION (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended	3 Months Ended			9 Months Ended
	Sep. 02, 2020	Sep. 30, 2020	Dec. 31, 2020	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Sep. 01, 2020	Jun. 02, 2020	Jun. 01, 2020	Feb. 13, 2020
Business Acquisition [Line Items]
Business Combination, Consideration Transferred						$ 15,000
Deferred consideration		$ 6,000		$ 6,000		6,000
[custom:BusinessCombinationOfDeferredConsiderationUnpaid-0]										$ 2,000
Increase in goodwill				1,200
Reduction in property, plant, and equipment				400
Increase in accrued expenses				200
Increase in other taxes payable				600
Amount allocated to goodwill		22,100		22,100		22,100
Business Acquisition, Transaction Costs		1,000		1,000		1,000
Business Acquisition, Pro Forma Revenue				218,423	$ 175,464	639,667	$ 523,405
Business Acquisition, Pro Forma Net Income (Loss)				12,264	$ 12,710	31,448	$ 47,796
Forecast [Member]
Business Acquisition [Line Items]
Business Combination, Consideration Transferred			$ 2,000
[custom:NumberOfSharesIssued]			2,237,000
Sahara Petroleum Services Company [Member]
Business Acquisition [Line Items]
Business Combination, Consideration Transferred						16,958
Payments to Acquire Businesses, Gross						$ 16,958
NESR ordinary share consideration, shares						2,237,000
Average per share price									$ 5.37
Business Acquisition, Pro Forma Revenue				11,200		$ 15,100
Business Acquisition, Pro Forma Net Income (Loss)		0		(100)
Sale and Purchase Agreement [Member]
Business Acquisition [Line Items]
Business combination issued in equity earn-outs		11,700		11,700		11,700
Receivables earn-eut shares contingency fair value		$ 0		$ 0		$ 0
Sale and Purchase Agreement [Member] | Minimum [Member]
Business Acquisition [Line Items]
Average per share price		$ 10		$ 10		$ 10
Sale and Purchase Agreement [Member] | Maximum [Member]
Business Acquisition [Line Items]
Average per share price		11.70		11.70		11.70
Sale and Purchase Agreement [Member] | Cash Earn-Out [Member]
Business Acquisition [Line Items]
Receivables								$ 6,900
Receivables								$ 9,000
Sale and Purchase Agreement [Member] | NESR Additional Shares [Member] | Minimum [Member]
Business Acquisition [Line Items]
Average per share price		10		10		10
Sale and Purchase Agreement [Member] | NESR Additional Shares [Member] | Maximum [Member]
Business Acquisition [Line Items]
Average per share price		$ 11.70		$ 11.70		$ 11.70
Sale and Purchase Agreement [Member] | Sahara Petroleum Services Company [Member]
Business Acquisition [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired											9970.00%
Business Combination, Consideration Transferred	$ 11,000
Sale of Stock, Percentage of Ownership after Transaction	99.70%
Payments to Acquire Businesses, Gross	$ 17,000
NESR ordinary share consideration, shares	2,237,000
Sale and Purchase Agreement [Member] | Sahara Petroleum Services Company [Member] | Three Equal Installments [Member]
Business Acquisition [Line Items]
Business Combination, Consideration Transferred	$ 6
Conversion rate per share								$ 10.00